Segmented Information - Geographical Segments (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Non-current assets	$ 417,150	$ 308,518
Net revenue	174,968	221,339
Gross profit (loss) before fair value adjustments	24,133	8,626
Canada
Disclosure of geographical areas [line items]
Non-current assets	375,179	267,438
Net revenue	150,599	159,819
Gross profit (loss) before fair value adjustments	13,517	(23,640)
EU
Disclosure of geographical areas [line items]
Non-current assets	41,866	41,080
Net revenue	24,369	61,520
Gross profit (loss) before fair value adjustments	10,616	32,266
Other
Disclosure of geographical areas [line items]
Non-current assets	105	0
Net revenue	0	0
Gross profit (loss) before fair value adjustments	$ 0	$ 0